EQUITY (Tables)	12 Months Ended
Jun. 30, 2021
Equity [Abstract]
SCHEDULE OF WARRANT OUTSTANDING

The following table shows the warrants outstanding at June 30, 2021:

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Life (Years)	Average Intrinsic Value
Outstanding, June 30, 2020	-	$-	-	$-
Granted	33,500,000	0.10	5.00	-

Outstanding, June 30, 2021	33,500,000	0.10	4.75	-
Exercisable, June 30, 2021	33,500,000	$0.10	4.75	$-